                 WILMINGTON LARGE CAP STRATEGIC ALLOCATION FUND
                  WILMINGTON MID CAP STRATEGIC ALLOCATION FUND
                 WILMINGTON SMALL CAP STRATEGIC ALLOCATION FUND
                WILMINGTON INTERNATIONAL MULTI-MANAGER PORTFOLIO
                        WILMINGTON REAL ESTATE PORTFOLIO
                                OF WT MUTUAL FUND

    SUPPLEMENT DATED APRIL 16, 2004 TO THE PROSPECTUS DATED NOVEMBER 1, 2003

The information in this Supplement updates the corresponding information in, and should be read in conjunction with, the Institutional Shares Prospectus of the Wilmington Funds - Strategic Allocation Funds of WT Mutual Fund dated November 1, 2003.

Effective April 16, 2004, the first paragraph under the heading "Investment Adviser" on pages 31, 42 and 53 of the prospectus are deleted in their entirety and replaced with the following:

INVESTMENT ADVISER

      RSMC, the investment adviser for the Wilmington Large Cap Strategic Allocation Fund, the Large Cap Quantitative Series, the Large Cap Multi-Manager Series, the Wilmington Mid Cap Strategic Allocation Fund, the Mid Cap Quantitative Series, the Mid Cap Multi-Manager Series, the Wilmington Small Cap Strategic Allocation Fund, the Small Cap Quantitative Series, the Small Cap Multi-Manager Series is located at 1100 North Market Street, Wilmington, Delaware 19890. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation, which is a publicly held financial services holding company. RSMC, subject to the supervision of the Board of Trustees, directs the investments of the Fund and its Underlying Series in accordance with their investment objectives, policies and limitations. For the Underlying Series, RSMC allocates the Series' assets among the sub-advisers and then oversees their investment activities. As of March 31, 2004, RSMC had $5.1 billion assets under management.

Effective April 16, 2004, the information under the heading "Portfolio Manager" and the heading itself on pages 31, 42, 54, 62 and 70 of the prospectus are deleted in their entirety and replaced with the following:

PORTFOLIO MANAGEMENT TEAM

      The management of the Fund is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meets regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       WILMINGTON SMALL CAP CORE PORTFOLIO
                                OF WT MUTUAL FUND

    SUPPLEMENT DATED APRIL 16, 2004 TO THE PROSPECTUS DATED DECEMBER 1, 2003

The information in this Supplement updates the corresponding information in, and should be read in conjunction with, the Institutional Shares Prospectus of the Wilmington Funds - Small Cap Core Portfolio of WT Mutual Fund dated December 1, 2003.

CHANGES TO MANAGEMENT OF THE SMALL CAP CORE PORTFOLIO

Effective April 16, 2004, the information under the heading "Portfolio Manager" and the heading itself on page 15 of the prospectus is deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT TEAM

      The management of the Portfolio is the responsibility of a group of RSMC investment professionals, which makes its investment decisions based, in part, upon asset allocation strategy models prepared by the Investment Strategy Team. The Investment Strategy Team is comprised of investment professionals at RSMC and its affiliates that meets regularly to formulate the asset allocation strategy models based upon various factors, including current market and economic conditions, for use by RSMC and its affiliates in their investment management activities.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE